Non-cash share-based compensation - Summary of Information on Stock Option Activity (Detail) - Stock options [member]	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option exercisable, beginning balance	6,922,172	6,922,172	5,644,044	5,644,044
Option exercisable, ending balance	7,798,543	7,798,543	6,922,172	6,922,172	5,644,044	5,644,044
Weighted- average exercise price per share, beginning balance | €		€ 26.30		€ 27.47
Weighted- average exercise price per share, ending balance | €		€ 25.44		€ 26.30		€ 27.47
Option outstanding, beginning balance	9,672,382	9,672,382	8,978,106	8,978,106
Option outstanding, granted	177,000	177,000	1,650,800	1,650,800
Option outstanding, forfeited or expired	(204,642)	(204,642)	(956,524)	(956,524)
Option outstanding, ending balance	9,644,740	9,644,740	9,672,382	9,672,382	8,978,106	8,978,106
Weighted average exercise price per share, beginning balance | €		€ 24.22		€ 25.36
Weighted average exercise price per share, granted | €		9.00		17.90
Weighted average exercise price per share, forfeited or expired | €		22.65		24.01
Weighted average exercise price per share, ending balance | €		€ 23.97		€ 24.22		€ 25.36
Remaining Average Useful Life	6 years 3 months 18 days	6 years 3 months 18 days	6 years 9 months 18 days	6 years 9 months 18 days	7 years 3 months 18 days	7 years 3 months 18 days
Calyxt Inc. [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option exercisable, beginning balance	1,789,567	1,789,567	1,278,038	1,278,038
Option exercisable, ending balance	2,028,498	2,028,498	1,789,567	1,789,567	1,278,038	1,278,038
Weighted- average exercise price per share, beginning balance	$ 8.73		$ 7.45
Weighted- average exercise price per share, ending balance	$ 9.33		$ 8.73		$ 7.45
Option outstanding, beginning balance	4,481,359	4,481,359	3,201,887	3,201,887
Option outstanding, granted	60,000	60,000	1,590,000	1,590,000
Option outstanding, exercised	0	0	(95,327)	(95,327)
Option outstanding, forfeited or expired	(357,531)	(357,531)	(227,696)	(227,696)
Option outstanding, other activity			12,495	12,495
Option outstanding, ending balance	4,183,828	4,183,828	4,481,359	4,481,359	3,201,887	3,201,887
Weighted average exercise price per share, beginning balance	$ 11.73		$ 10.67
Weighted average exercise price per share, granted	7.30		13.80
Weighted average exercise price per share, exercised	0		3.61
Weighted average exercise price per share, forfeited or expired	15.03		14.68
Weighted average exercise price per share, other activity			13.29
Weighted average exercise price per share, ending balance	$ 11.39		$ 11.73		$ 10.67